Cash and Cash Equivalents - Schedule of cash and cash equivalents (Details) - CAD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure Of Short Term Investments [Line Items]
Cash and cash equivalents	$ 67,462	$ 184,173	$ 113,568
Operating cash
Disclosure Of Short Term Investments [Line Items]
Interest rate	0.00%
Cash and cash equivalents	$ 31,702	70,318
High interest savings accounts
Disclosure Of Short Term Investments [Line Items]
Interest rate	0.60%
Cash and cash equivalents	$ 35,760	$ 113,855